OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	81.00%	82.00%	79.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	19.00%	18.00%	21.00%